Significant Accounting Policies - Basis of Presentation (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. corporate tax rate (as a percent)			21.00%	35.00%	35.00%
Provisional charge from enactment of U.S. tax reform		$ 5,500		$ 5,500
Measurement period adjustments recognized related to U.S. tax reform	$ 1,900		$ 2,000
Other (income) and expense
Noncontrolling interest amounts, net of tax			$ 17	$ 17	$ 16